Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use asset	$ 2,196		$ 4,675
Accrued rent	470		817
Total operating lease right-of-use asset, net	1,726		3,858
Short-term operating lease liabilities	2,020		3,050
Long-term operating lease liabilities	176		1,625
Total operating lease liabilities	2,196		$ 4,675
Cash paid for amounts included in the measurement of operating lease liabilities	$ 2,547	$ 2,352